Zevenbergen Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS - 99.7%		Shares	Value
Consumer Discretionary - 36.2%
Amazon.com, Inc. (a)		30,325	$6,658,460
e.l.f. Beauty, Inc. (a)		24,390	3,231,187
MercadoLibre, Inc. (a)		4,150	9,698,301
Netflix, Inc. (a)		4,100	4,915,572
On Holding AG, Class A - ADR (a)		33,500	1,418,725
Spotify Technology S.A. - ADR (a)		5,150	3,594,700
Tesla, Inc. (a)		28,200	12,541,104
The Trade Desk, Inc., Class A (a)		76,995	3,773,525
Uber Technologies, Inc. (a)		53,500	5,241,395
Wingstop Inc.		7,050	1,774,344
			52,847,313

Financials - 0.8%
Ares Management Corporation, Class A		7,450	1,191,180

Health Care - 9.0%
DexCom, Inc. (a)		35,950	2,419,075
Exact Sciences Corporation (a)		54,900	3,003,579
Natera, Inc. (a)		20,300	3,267,691
TransMedics Group, Inc. (a)		13,300	1,492,260
Veeva Systems Inc., Class A (a)		10,050	2,993,996
			13,176,601

Industrials - 9.5%
Axon Enterprise, Inc. (a)		12,925	9,275,497
Quanta Services, Inc.		5,900	2,445,078
Rocket Lab Corporation (a)		43,850	2,100,854
			13,821,429

Real Estate - 1.9%
Zillow Group, Inc., Class C (a)		36,250	2,793,063

Technology - 42.3%(a)
Advanced Micro Devices, Inc. (a)		18,450	2,985,026
Alphabet, Inc., Class A		10,350	2,516,085
ARM Holdings Plc - ADR (a)		18,000	2,546,820
CrowdStrike Holdings, Inc., Class A (a)		9,350	4,585,053
HubSpot, Inc. (a)		2,100	982,380
Meta Platforms, Inc., Class A		10,150	7,453,957
Monolithic Power Systems, Inc.		987	908,672
NVIDIA Corporation		79,100	14,758,478
Palo Alto Networks, Inc. (a)		12,550	2,555,431
Samsara, Inc., Class A (a)		37,700	1,404,325
ServiceNow, Inc. (a)		4,700	4,325,316
Shopify, Inc., Class A - ADR (a)		69,450	10,320,964
Snowflake Inc., Class A (a)		12,600	2,841,930
Toast, Inc., Class A (a)		67,950	2,480,854
Vertiv Holdings Co., Class A		7,000	1,056,020
			61,721,311
TOTAL COMMON STOCKS (Cost $55,264,739)			145,550,897

SHORT-TERM INVESTMENTS - 0.7%		Shares	Value
First American U.S. Treasury Money Market Fund - Class Z, 3.96% (b)		960,400	$960,400
TOTAL SHORT-TERM INVESTMENTS (Cost $960,400)			960,400

TOTAL INVESTMENTS - 100.4% (Cost $56,225,139)			146,511,297
Liabilities in Excess of Other Assets - (0.4)%			(557,332)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$145,953,965
two
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
Plc - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Zevenbergen Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$145,550,897	$–	$–	$145,550,897
Short-Term Investments	960,400	–	–	960,400
Total Investments	$146,511,297	$–	$–	$146,511,297

Refer to the Schedule of Investments for further disaggregation of investment categories.